Investments in Other Companies (Tables)	12 Months Ended
Dec. 31, 2018
Investments in Other Companies
Schedule of investments in other companies

						Investment
		Ownership Interest		Equity		Book Value		Income (Loss)
Company	Shareholder	2017	2018	2017	2018	2017	2018	2017	2018
		%	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Associates
Transbank S.A.	Banco de Chile	26.16	26.16	56,804	69,358	15,070	18,468	2,117	3,262
Sociedad Operadora de Tarjetas de Crédito Nexus S.A.	Banco de Chile	25.81	25.81	13,781	16,805	3,822	4,557	884	735
Administrador Financiero del Transantiago S.A.	Banco de Chile	20.00	20.00	15,490	17,978	3,098	3,680	317	582
Redbanc S.A.	Banco de Chile	38.13	38.13	7,484	8,356	2,894	3,219	403	325
Centro de Compensación Automatizado S.A.	Banco de Chile	33.33	33.33	4,696	5,592	1,589	1,894	236	305
Sociedad Imerc OTC S.A.	Banco de Chile	12.33	12.33	11,490	11,952	1,417	1,474	66	56
Sociedad Interbancaria de Depósitos de Valores S.A.	Banco de Chile	26.81	26.81	3,659	4,161	995	1,129	215	204
Soc. Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Banco de Chile	15.00	15.00	5,838	6,106	908	944	66	58
Subtotal				119,242	140,308	29,793	35,365	4,304	5,527

Joint Venture
Servipag Ltda.	Banco de Chile	50.00	50.00	9,997	11,398	4,999	5,699	700	701
Artikos Chile S.A.	Banco de Chile	50.00	50.00	1,654	2,025	979	1,188	507	583
Subtotal				11,651	13,423	5,978	6,887	1,207	1,284
Total				130,893	153,731	35,771	42,252	5,511	6,811

Schedule of total carrying amount of the Bank's associates

	2017
		Soc. Operadora de la
	Centro de	Cámara de	Soc. Operadora	Sociedad
	Compensación	Compensación de	de Tarjetas de	Interbancaria de			Administrador	Sociedad
	Automatizado	Pagos de Alto Valor	Crédito Nexus	Depósitos de	Redbanc	Transbank	Financiero del	Imerc
	S.A.	S.A.	S.A.	Valores S.A.	S.A.	S.A.	Transantiago S.A.	OTC S.A.	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Associate’s statement of financial position
Current assets	2,351	5,114	11,114	51	6,371	744,681	50,474	11,270	831,426
Non-current assets	4,520	1,224	21,555	3,669	14,864	76,097	830	6,643	129,402
Total Assets	6,871	6,338	32,669	3,720	21,235	820,778	51,304	17,913	960,828

Current liabilities	1,826	500	13,735	61	8,702	763,236	34,896	3,302	826,258
Non-current liabilities	349	—	5,153	—	5,049	738	918	3,112	15,319
Total Liabilities	2,175	500	18,888	61	13,751	763,974	35,814	6,414	841,577
Equity	4,696	5,838	13,781	3,659	7,484	56,804	15,490	11,490	119,242
Minority interest	—	—	—	—	—	—	—	9	9
Total Liabilities and Equity	6,871	6,338	32,669	3,720	21,235	820,778	51,304	17,913	960,828

Associate’s revenue and profit
Operating income	2,275	3,086	49,403	9	34,083	175,975	3,358	6,315	274,504
Operating expenses	(1,359)	(2,666)	(44,664)	(33)	(32,334)	(167,052)	(1,998)	(5,281)	(255,387)
Other income (expenses)	—	141	(187)	826	(339)	1,625	649	88	2,803
Income (loss) before taxes	916	561	4,552	802	1,410	10,548	2,009	1,122	21,920
Income tax	(208)	(122)	(1,125)	—	(354)	(2,453)	(426)	(586)	(5,274)
Net income for the year	708	439	3,427	802	1,056	8,095	1,583	536	16,646

	2018
		Soc. Operadora de la
	Centro de	Cámara de	Soc. Operadora	Sociedad
	Compensación	Compensación de	de Tarjetas de	Interbancaria de			Administrador	Sociedad
	Automatizado	Pagos de Alto Valor	Crédito Nexus	Depósitos de	Redbanc	Transbank	Financiero del	Imerc
	S.A.	S.A.	S.A.	Valores S.A.	S.A.	S.A.	Transantiago S.A.	OTC S.A.	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Associate’s statement of financial position
Current assets	3,088	5,871	12,918	153	6,084	812,285	55,402	18,842	914,643
Non-current assets	3,985	857	22,221	4,239	14,741	92,273	416	6,431	145,163
Total Assets	7,073	6,728	35,139	4,392	20,825	904,558	55,818	25,273	1,059,806

Current liabilities	1,321	622	14,179	231	9,907	833,788	36,676	10,111	906,835
Non-current liabilities	160	—	4,155	—	2,562	1,412	1,164	3,201	12,654
Total Liabilities	1,481	622	18,334	231	12,469	835,200	37,840	13,312	919,489
Equity	5,592	6,106	16,805	4,161	8,356	69,358	17,978	11,952	140,308
Minority interest	—	—	—	—	—	—	—	9	9
Total Liabilities and Equity	7,073	6,728	35,139	4,392	20,825	904,558	55,818	25,273	1,059,806

Operating income	3,214	3,302	50,319	1	35,314	191,568	3,435	6,254	293,407
Operating expenses	(2,005)	(3,016)	(46,426)	(35)	(33,895)	(177,440)	(2,615)	(5,567)	(270,999)
Other income (expenses)	(25)	177	(173)	796	(260)	2,380	2,982	59	5,936
Gain before tax	1,184	463	3,720	762	1,159	16,508	3,802	746	28,344
Income tax	(268)	(79)	(870)	—	(308)	(4,038)	(894)	(292)	(6,749)
Gain for the year	916	384	2,850	762	851	12,470	2,908	454	21,595

Schedule of financial information of entities controls jointly

	Artikos Chile S.A.		Servipag Ltda.
	2017	2018	2017	2018
	MCh$	MCh$	MCh$	MCh$
Current assets	1,231	1,397	56,188	59,142
Non-current assets	1,246	1,503	16,669	15,371
Total Assets	2,477	2,900	72,857	74,513

Current liabilities	823	875	56,397	57,847
Non-current liabilities	—	—	6,463	5,268
Total Liabilities	823	875	62,860	63,115
Equity	1,654	2,025	9,997	11,398
Total Liabilities and Equity	2,477	2,900	72,857	74,513

Operating income	3,194	3,544	40,580	42,679
Operating expenses	(2,352)	(2,519)	(38,401)	(40,318)
Other income (expenses)	17	12	(473)	(339)
Profit before tax	859	1,037	1,706	2,022
Income tax	154	130	(305)	(621)
Profit for the year	1,013	1,167	1,401	1,401

Schedule of reconciliation of investments in other companies that are not consolidated

	2016	2017	2018
	MCh$	MCh$	MCh$
Balance as of January 1,	25,849	30,314	35,771
Capital increase	1,129	—	—
Participation in net income	4,019	5,511	6,811
Dividends received	(667)	(484)	(411)
Other	(16)	430	81
Balance as of December 31,	30,314	35,771	42,252